Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0002103884
Registrant Name	COMPASS SUB NORTH, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A